Commitments and Contingencies - Schedule of Maturities of Lease Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining three months)	$ 322
2023	1,305	$ 1,289
2024	1,209	1,305
2025	1,104	1,209
2026	516	1,104
Total	4,456	5,423
Less present value discount	(750)	(1,054)
Operating lease liabilities	$ 3,706	$ 4,369